LEASES (Details Narrative) - Security matters limited [member]	12 Months Ended
Dec. 31, 2022
Office equipment [member]
IfrsStatementLineItems [Line Items]
Lease expiration	12 years
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Lease expiration	3 years